SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation
The Company’s interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The interim condensed consolidated financial statements include the accounts of International General Insurance Holdings Ltd., its subsidiaries and variable interest entities in which the Company is considered to be the primary beneficiary. All intercompany transactions, balances, and unrealized gains and losses on transactions between Group companies are eliminated in full.
In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain adjustments necessary for a fair statement, in all material respects, of our interim condensed consolidated balance sheets as of June 30, 2026 and December 31, 2025, and our interim condensed consolidated statements of income, comprehensive income, changes in shareholders’ equity, and cash flows for the six-month periods ended June 30, 2026 and 2025. The results of operations for the six-month period ended June 30, 2026 are not necessarily indicative of the results to be expected for the full year.
The interim condensed consolidated financial statements have been presented in United States (U.S.) Dollars which is also the Group’s functional currency.
The preparation of the interim condensed consolidated financial statements in conformity with U.S. GAAP require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, if any, at the date of the interim condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.
To the extent that actual results differ from the assumptions used, the Group’s consolidated financial condition, results of operations and cash flows could be materially affected.
There have been no material changes in the significant accounting policies during the six months ended June 30, 2026.
Recent accounting pronouncements
Recently Issued Accounting Standards
There are no new recently issued U.S. GAAP accounting standards adopted, or to be adopted, by the Group, that have, or are expected to have, a material impact on the Group’s interim condensed consolidated financial statements.